Long-Term Employee Benefit Liabilities - Future Benefit Payments (Detail) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions - 2017	$ 34
2017	31
2018	32
2019	34
2020	38
2021	40
Thereafter	233
Total	408
Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions - 2017	24
2017	21
2018	21
2019	21
2020	23
2021	23
Thereafter	133
Total	242
Termination and Long Service Arrangements [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions - 2017	8
2017	8
2018	9
2019	11
2020	13
2021	15
Thereafter	91
Total	147
Retirement Medical Benefits Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions - 2017	2
2017	2
2018	2
2019	2
2020	2
2021	2
Thereafter	9
Total	$ 19